Expense Example {- Franklin Mutual Financial Services Fund} - Franklin Mutual Series Funds-31 - Franklin Mutual Financial Services Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 684
3 years	966
5 years	1,269
10 years	2,127
Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,472
Class R6
Expense Example:
1 year	104
3 years	355
5 years	625
10 years	1,397
Class Z
Expense Example:
1 year	116
3 years	362
5 years	628
10 years	$ 1,386